Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income (loss)	15	152	660	602	481
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	616	545	419
Parent company
Condensed Financial Statements, Captions [Line Items]
Net income	106	139	624	560	504
Foreign currency translation adjustments	(91)	13
Total comprehensive income (loss)	15	152	624	560	473
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	148	624	560	473
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	80	67	383	356	350
Foreign currency translation adjustments	0	0
Total comprehensive income (loss)	80	67	383	356	350
Comprehensive (income) loss attributable to noncontrolling interest	0	0
Comprehensive income (loss) attributable to QVC, Inc. shareholder	80	67	383	356	350
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	(9)	(2)	24	29	132
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income (loss)	(100)	11	(3)	19	93
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	(99)	7	(47)	(38)	31
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(71)	(65)	(344)	(333)	(435)
Foreign currency translation adjustments	91	(13)
Total comprehensive income (loss)	20	(78)	(344)	(333)	(435)
Comprehensive (income) loss attributable to noncontrolling interest	(1)	4
Comprehensive income (loss) attributable to QVC, Inc. shareholder	$ 19	$ (74)	$ (344)	$ (333)	$ (435)